SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                             DWS Equity Income Fund
                            DWS Small Cap Value Fund

Effective July 28, 2008, DWS Small Cap Value Fund was acquired by DWS Dreman Mid Cap Value Fund, and has ceased operations.

























               Please Retain This Supplement for Future Reference



July 28, 2008
st-SCV


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                                                                   INVESTMENTS
                                                           Deutsche Bank Group